Document And Entity Information	Sep. 24, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 24, 2026
Entity Registrant Name	CIPHER DIGITAL INC.
Entity Central Index Key	0001819989
Entity Emerging Growth Company	false
Entity File Number	001-39625
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-1614529
Entity Address, Address Line One	1 Vanderbilt Avenue
Entity Address, Address Line Two	Floor 54
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	332
Local Phone Number	262-2300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CIFR
Security Exchange Name	NASDAQ